OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02729
Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046
(Address of principal executive offices)	(Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)
Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—39.04%(a)

Asset-Backed Securities — Commercial Loans/Leases—1.33%

Atlantis One Funding Corp. (b)(c)	0.22%	08/05/11	$150,000	$149,940,417

Atlantis One Funding Corp. (b)(c)	0.30%	06/07/11	150,000	149,992,500

				299,932,917

Asset-Backed Securities — Consumer Receivables—7.15%

Amsterdam Funding Corp. (c)	0.20%	06/14/11	60,471	60,466,633

Amsterdam Funding Corp. (c)	0.20%	06/15/11	133,100	133,089,648

Amsterdam Funding Corp. (c)	0.23%	06/07/11	150,000	149,994,250

Barton Capital LLC (c)	0.28%	07/07/11	100,000	100,000,000

Old Line Funding LLC (c)	0.18%	08/08/11	105,064	105,028,278

Old Line Funding LLC (c)	0.22%	07/08/11	150,069	150,035,068

Salisbury Receivables Co. LLC (c)	0.15%	06/06/11	79,000	78,998,354

Sheffield Receivables Corp. (c)	0.15%	07/12/11	50,000	49,991,458

Sheffield Receivables Corp. (c)	0.16%	07/19/11	75,000	74,984,000

Sheffield Receivables Corp. (c)	0.18%	06/09/11	130,000	129,995,133

Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.15%	06/08/11	286,237	286,228,651

Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.19%	07/11/11	71,915	71,899,818

Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.20%	06/09/11	109,937	109,932,114

Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.20%	06/14/11	114,515	114,506,730

				1,615,150,135

Asset-Backed Securities — Fully Backed—1.77%

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.27%	06/30/11	100,000	99,978,250

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.28%	07/18/11	100,000	99,963,444

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)(d)	0.31%	01/09/12	200,000	200,000,000

				399,941,694

Asset-Backed Securities — Fully Supported Bank—1.60%

Concord Minutemen Capital Co., LLC -Series A, (Multi CEP’s- Liberty Hampshire Co, LLC; agent) (b)(c)	0.37%	06/02/11	100,000	99,998,972

Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.23%	06/15/11	50,000	49,995,528

Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.25%	06/10/11	100,000	99,993,750

Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.20%	07/14/11	61,800	61,785,237

Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.21%	07/13/11	50,000	49,987,750

				361,761,237

Asset-Backed Securities — Multi-Purpose—4.67%

CAFCO, LLC (c)	0.14%	06/06/11	100,000	99,998,056

Falcon Asset Securitization Corp. (c)	0.13%	06/10/11	125,000	124,995,937

Falcon Asset Securitization Corp. (c)	0.19%	07/11/11	75,000	74,984,167

Falcon Asset Securitization Corp. (c)	0.21%	07/08/11	50,000	49,989,208

Gemini Securitization Corp., LLC (c)	0.18%	06/09/11	120,000	119,995,200

Gemini Securitization Corp., LLC (c)	0.22%	08/05/11	100,000	99,960,278

Jupiter Securitization Corp. (c)	0.18%	08/03/11	50,000	49,984,250

Jupiter Securitization Corp. (c)	0.21%	07/08/11	50,000	49,989,208

Nieuw Amsterdam Receivables Corp. (b)(c)	0.21%	08/10/11	75,000	74,969,375

Nieuw Amsterdam Receivables Corp. (b)(c)	0.26%	07/05/11	85,000	84,979,128

Nieuw Amsterdam Receivables Corp. (b)(c)	0.39%	06/01/11	75,000	75,000,000

Regency Markets No. 1, LLC (b)(c)	0.15%	06/27/11	100,000	99,989,167

Regency Markets No. 1, LLC (b)(c)	0.25%	07/15/11	50,246	50,230,647

				1,055,064,621

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities — Securities—2.28%

Cancara Asset Securitisation Ltd./LLC (b)(c)	0.17%	06/13/11	$100,000	$99,994,333

Cancara Asset Securitisation Ltd./LLC (b)(c)	0.18%	06/08/11	58,000	57,997,970

Newport Funding Corp. (c)	0.18%	06/09/11	45,000	44,998,200

Scaldis Capital Ltd./LLC (b)(c)	0.16%	06/23/11	100,000	99,990,222

Solitaire Funding Ltd./LLC (b)(c)	0.18%	06/09/11	60,000	59,997,600

Solitaire Funding Ltd./LLC (b)(c)	0.18%	06/10/11	50,000	49,997,750

Solitaire Funding Ltd./LLC (b)(c)	0.19%	06/06/11	103,000	102,997,282

				515,973,357

Diversified Banks—10.93%

Bank of Montreal (b)	0.14%	06/07/11	200,000	199,995,333

Bank of Nova Scotia (b)	0.21%	07/06/11	100,000	99,979,583

Barclays US Funding LLC (b)	0.22%	08/11/11	100,000	99,956,611

BNP Paribas Finance Inc. (b)	0.51%	09/07/11	99,000	98,862,555

BNZ International Funding Ltd. (b)(c)	0.20%	08/08/11	142,000	141,946,356

BNZ International Funding Ltd. (b)(c)	0.23%	07/13/11	100,000	99,973,167

ING (US) Funding LLC (b)	0.14%	06/13/11	100,000	99,995,333

ING (US) Funding LLC (b)	0.15%	06/06/11	100,000	99,997,917

ING (US) Funding LLC (b)	0.15%	06/07/11	100,000	99,997,500

National Australia Funding Delaware Inc. (b)(c)	0.13%	06/06/11	250,000	249,995,660

Rabobank USA Financial Corp. (b)	0.20%	07/07/11	129,106	129,080,179

Royal Bank of Scotland PLC (b)	0.10%	06/02/11	100,000	99,999,722

Societe Generale North America, Inc. (b)	0.24%	08/01/11	400,000	399,837,333

Societe Generale North America, Inc. (b)	0.25%	06/10/11	50,000	49,996,875

Societe Generale North America, Inc. (b)	0.32%	07/05/11	140,000	139,957,689

Societe Generale North America, Inc. (b)	0.38%	06/01/11	300,000	300,000,000

Societe Generale North America, Inc. (b)	0.38%	06/08/11	60,000	59,995,567

				2,469,567,380

Internet Software & Services—0.33%

Google Inc. (c)	0.40%	09/16/11	75,000	74,910,833

Life & Health Insurance—0.57%

MetLife Short Term Funding LLC (c)	0.17%	06/14/11	80,000	79,995,089

MetLife Short Term Funding LLC (c)	0.18%	06/02/11	50,000	49,999,750

				129,994,839

Multi-Sector Holdings—0.88%

Kreditanstalt fuer Wiederaufbau (b)(c)	0.30%	08/15/11	100,000	99,937,500

Kreditanstalt fuer Wiederaufbau (b)(c)	0.33%	07/08/11	100,000	99,966,083

				199,903,583

Municipal Commercial Paper—0.05%

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.) (e)	0.33%	09/07/11	11,103	11,103,000

Other Diversified Financial Services—1.88%

Credit Suisse (USA) Inc. (b)	0.14%	06/06/11	200,000	199,996,250

Credit Suisse (USA) Inc. (b)	0.20%	08/02/11	225,000	224,922,500

				424,918,750

Regional Banks—5.60%

ANZ National (Int’l) Ltd. (b)(c)	0.29%	10/07/11	100,000	99,896,889

Banque et Caisse d’Epargne de I’Etat (b)	0.28%	10/04/11	100,000	99,902,778

Commonwealth Bank of Australia (b)(c)	0.20%	07/12/11	100,000	99,977,222

Nordea North America Inc. (b)	0.20%	07/15/11	100,000	99,975,556

Nordea North America Inc. (b)	0.22%	09/02/11	100,000	99,943,167

Nordea North America Inc. (b)	0.27%	09/06/11	88,550	88,485,580

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks—(continued)

Svenska Handelsbanken, Inc. (b)(c)	0.20%	07/28/11	$102,400	$102,367,573

Svenska Handelsbanken, Inc. (b)(c)	0.24%	08/15/11	125,000	124,937,500

Svenska Handelsbanken, Inc. (b)(c)	0.29%	07/01/11	100,000	99,975,833

Westpac Banking Corp. (b)(c)	0.20%	09/07/11	100,000	99,945,555

Westpac Banking Corp. (c)(d)	0.26%	11/07/11	150,000	150,000,000

Westpac Banking Corp. (b)(c)	0.33%	08/15/11	100,000	99,931,250

				1,265,338,903

Total Commercial Paper (Cost $8,823,561,249)				8,823,561,249

Certificates of Deposit—36.83%

Bank of Nova Scotia	0.18%	08/12/11	100,000	100,000,000

Bank of Nova Scotia	0.23%	07/06/11	100,000	100,000,000

Bank of Nova Scotia (d)	0.23%	08/02/11	150,000	150,000,000

Bank of Nova Scotia (d)	0.24%	09/09/11	150,000	150,000,000

Bank of Nova Scotia (d)	0.30%	06/11/12	100,000	100,000,000

Bank of Nova Scotia (d)	0.56%	03/05/12	79,000	79,140,158

Barclays Bank PLC (Cayman Islands) (b)	0.08%	06/01/11	500,000	500,000,000

Barclays Bank PLC (d)	0.77%	07/19/11	150,000	150,000,000

BNP Paribas (d)	0.32%	06/09/11	200,000	200,000,000

BNP Paribas (d)	0.43%	10/14/11	400,000	400,000,000

BNP Paribas	0.69%	06/01/12	125,000	125,000,000

Caisse de Depots et Consignations (United Kingdom) (b)	0.29%	10/07/11	150,000	149,845,560

Canadian Imperial Bank of Commerce	0.20%	08/01/11	150,000	150,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Commonwealth Bank of Australia	0.28%	06/14/11	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.27%	09/20/11	150,000	150,000,000

Credit Agricole Corporate & Investment Bank	0.38%	07/07/11	225,000	225,000,000

Credit Agricole Corporate & Investment Bank (United Kingdom) (b)	0.41%	07/01/11	200,000	199,931,760

Credit Agricole Corporate & Investment Bank	0.41%	06/10/11	175,000	175,000,000

Credit Suisse	0.27%	06/02/11	200,000	200,000,000

HSBC Bank USA (Cayman Islands) (b)	0.05%	06/01/11	522,870	522,870,017

Lloyds TSB Bank PLC	0.18%	07/19/11	150,000	150,000,000

Lloyds TSB Bank PLC (United Kingdom) (d)	0.24%	03/05/12	150,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	06/06/11	100,000	100,000,000

National Australia Bank Ltd. (United Kingdom) (b)	0.29%	10/06/11	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom) (b)	0.34%	09/09/11	150,000	150,002,080

National Australia Bank Ltd. (United Kingdom) (b)	0.36%	08/11/11	100,000	100,000,984

National Australia Bank Ltd. (United Kingdom) (b)	0.39%	09/08/11	40,000	39,957,185

Nordea Bank Finland PLC	0.20%	07/07/11	250,000	250,000,000

Nordea Bank Finland PLC	0.24%	08/04/11	100,000	100,000,000

Nordea Bank Finland PLC (United Kingdom) (b)	0.39%	06/03/11	150,000	149,996,715

Rabobank Nederland (d)	0.28%	01/10/12	100,000	100,000,000

Rabobank Nederland (d)	0.29%	08/08/11	200,000	200,005,453

Rabobank Nederland (d)	0.30%	05/08/12	150,000	150,000,000

Rabobank Nederland (d)	0.31%	10/12/11	100,000	100,000,000

Rabobank Nederland	0.40%	06/03/11	200,000	200,000,000

Royal Bank of Canada (d)	0.25%	02/16/12	150,000	150,000,000

Royal Bank of Canada (d)	0.28%	08/05/11	200,000	200,000,000

Royal Bank of Canada (d)	0.28%	10/12/11	175,000	175,000,000
Royal Bank of Canada (d)	0.32%	08/12/11	100,000	100,000,000

Royal Bank of Canada	0.33%	08/15/11	155,000	155,000,000

Santander UK PLC (United Kingdom) (b)(d)(f)	0.30%	—	250,000	250,000,000

Societe Generale (d)	0.42%	02/03/12	100,000	100,000,000

Svenska Handelsbanken A.B.	0.25%	07/06/11	100,000	100,000,486

Svenska Handelsbanken A.B.	0.31%	06/03/11	125,000	125,000,035

Toronto-Dominion Bank (d)	0.22%	05/11/12	100,000	100,000,000

Toronto-Dominion Bank (d)	0.28%	01/12/12	200,000	200,000,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit—(continued)

Toronto-Dominion Bank	0.33%	09/08/11	$150,000	$150,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.	0.29%	11/02/11	200,000	200,000,000

Total Certificates of Deposit (Cost $8,321,750,433)				8,321,750,433

Variable Rate Demand Notes—16.22%(d)(g)

Credit Enhanced—16.22%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.20%	06/01/29	1,005	1,005,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC-Bank of America, N.A.) (e)	0.19%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.10%	10/01/35	17,450	17,450,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC-Bank of America, N.A.) (e)	0.22%	07/01/26	6,505	6,505,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (b)(e)	0.15%	05/15/37	15,000	15,000,000

Series 2010 C, VRD RB (LOC-PNC Bank N.A.) (e)	0.15%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP-FNMA)	0.19%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC- Lloyds TSB Bank PLC) (b)(e)	0.15%	07/01/34	21,930	21,930,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	12/01/22	7,060	7,060,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.20%	10/01/33	3,400	3,400,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	12/01/33	16,025	16,025,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.21%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	12/01/14	4,550	4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.17%	07/01/32	8,185	8,185,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia) (b)(e)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.22%	12/01/28	325	325,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (e)	0.15%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.18%	12/01/29	4,600	4,600,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC-Bank of America, N.A.) (e)	0.40%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (e)	0.18%	12/01/37	12,200	12,200,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	07/01/39	26,600	26,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (e)	0.18%	06/01/35	8,535	8,535,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	05/01/27	1,950	1,950,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC-PNC Bank, N.A.) (e)	0.18%	12/01/21	12,385	12,385,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.18%	06/15/31	$2,010	$2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.15%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.18%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC-Bank of America, N.A.) (e)	0.18%	06/01/35	14,775	14,775,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	12/01/37	2,425	2,425,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.21%	05/15/33	3,175	3,175,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.12%	07/01/31	1,200	1,200,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Bank of America, N.A.) (e)	0.14%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC-Northern Trust Co.) (e)	0.11%	01/01/37	17,980	17,980,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (e)	0.16%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	07/01/22	1,800	1,800,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC-Bank of America, N.A.) (e)	0.20%	06/01/20	13,000	13,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.15%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.15%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC-Bank of America, N.A.) (e)	0.17%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC-Royal Bank of Canada) (b)(e)	0.14%	11/15/34	8,600	8,600,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC-Bank of America, N.A.) (e)	0.17%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.20%	11/01/28	610	610,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP-FNMA)	0.18%	10/15/16	2,000	2,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (e)	0.18%	03/01/34	630	630,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	07/01/25	43,350	43,350,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (e)	0.15%	08/01/39	7,070	7,070,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.15%	11/01/30	$30,075	$30,075,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (e)	0.25%	06/01/43	6,000	6,000,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	04/01/36	7,250	7,250,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	01/01/37	28,180	28,180,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (e)	0.20%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) (e)	0.28%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC-Bank of America, N.A.) (e)	0.20%	10/01/29	18,080	18,080,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	03/01/38	6,730	6,730,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	04/01/38	8,500	8,500,000

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (c)(e)	0.33%	01/01/29	4,802	4,802,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC-TD Bank, N.A.) (e)	0.16%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.13%	08/15/32	5,000	5,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(e)	0.15%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.19%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.21%	07/01/37	4,000	4,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.19%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	11/01/23	4,200	4,200,000

Erie (County of), Pennsylvania Hospital Authority (Hamot Health Foundation); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.11%	05/15/20	4,000	4,000,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.) (e)	0.14%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.17%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.21%	05/15/31	3,880	3,879,950

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (e)	0.18%	07/01/33	14,280	14,280,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank N.A.) (e)	0.15%	12/01/21	17,700	17,700,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.21%	09/01/41	$5,410	$5,410,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(e)	0.20%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (b)(e)	0.16%	01/01/18	8,000	8,000,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	03/01/30	10,000	10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (e)	0.15%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.20%	06/15/25	4,100	4,100,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.18%	06/01/19	4,470	4,470,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.15%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (e)	0.17%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC-U.S. Bank, N.A.) (e)	0.18%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)	0.16%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (e)	0.15%	11/15/12	8,350	8,350,000

Series 2005 E, VRD Hospital RB (LOC-Credit Agricole S.A.) (b)(e)	0.13%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC-U.S. Bank, N.A.) (e)	0.13%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC-Harris N.A.) (b)(e)	0.15%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC-Bank of America, N.A.) (e)	0.22%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	10/01/14	4,045	4,045,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-Harris N.A.) (e)	0.20%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-Harris, N.A.) (c)(e)	0.23%	10/01/17	2,550	2,550,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago)	0.18%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (e)	0.17%	01/01/16	7,200	7,200,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-Harris N.A.) (e)	0.21%	09/01/24	$1,400	$1,400,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.15%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (e)	0.26%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.16%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC-Bank of America, N.A.) (e)	0.19%	08/15/33	8,765	8,765,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(e)	0.20%	06/01/17	2,445	2,445,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	08/01/15	1,450	1,450,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC-Bank of America, N.A.) (e)	0.19%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2002 A, VRD RB (LOC-Bank of America, N.A.) (e)	0.20%	10/01/32	6,285	6,285,000

Series 2006, VRD RB (LOC-Bank of America, N.A.) (e)	0.20%	10/01/40	3,030	3,030,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago) (e)	0.42%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) (e)	0.20%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC-Northern Trust Co.) (e)	0.13%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	08/15/25	35,145	35,145,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC-Citibank, N.A.) (e)	0.22%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-Harris N.A.) (e)	0.21%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC-Bank of America, N.A.) (e)	0.22%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-Harris N.A.) (e)	0.20%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC-Harris N.A.) (e)	0.18%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (e)	0.23%	05/01/42	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.22%	04/01/24	1,075	1,075,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC-PNC Bank, N.A.) (e)	0.18%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	08/01/21	14,225	14,225,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (e)	0.15%	07/01/39	$51,000	$51,000,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC- Harris N.A.) (e)	0.14%	01/01/35	4,280	4,280,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.) (e)	0.18%	12/01/32	9,335	9,335,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 B, Ref. VRD Health System RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (e)	0.16%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (e)	0.15%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) (e)	0.19%	07/01/28	7,200	7,200,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)	0.17%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)	0.20%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (e)	0.21%	05/01/42	17,000	17,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (e)	0.13%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC-Harris N.A.) (e)	0.15%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC-U.S. Bank, N.A.) (e)	0.18%	12/01/23	22,900	22,900,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.21%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC-Bank of America, N.A.) (e)	0.21%	11/01/31	8,330	8,330,000

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (e)	0.22%	11/01/18	1,000	1,000,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	12/01/32	6,500	6,500,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	01/01/41	19,500	19,500,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC-Northern Trust Co.) (e)	0.17%	04/01/33	3,900	3,900,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.18%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.14%	03/01/38	13,575	13,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (e)	0.18%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (e)	0.18%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (e)	0.18%	11/01/14	5,035	5,035,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (e)	0.18%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.19%	12/01/37	13,725	13,725,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	01/01/32	$4,425	$4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	07/01/28	2,295	2,295,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.17%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.) (e)	0.19%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC-Bank of America, N.A.) (e)	0.15%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (e)	0.19%	03/01/39	11,000	11,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (e)	0.19%	03/01/15	1,335	1,334,901

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC-Bank of America, N.A.) (e)	0.17%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (e)	0.16%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.20%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	10/15/38	13,635	13,635,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	10/15/42	50,400	50,400,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (e)	0.18%	10/01/40	655	655,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	11/15/39	20,200	20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (e)	0.18%	09/01/40	6,370	6,370,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.18%	01/01/25	3,295	3,295,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.21%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	04/01/37	1,500	1,500,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.15%	12/01/31	$14,570	$14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund — Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC-Bank of America, N.A.) (e)	0.18%	07/01/29	3,950	3,950,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC-Deutsche Bank AG) (b)(e)	0.15%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.) (e)	0.18%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (e)	0.17%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP- FNMA)	0.18%	08/15/31	2,865	2,865,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (c)(e)	0.24%	11/01/27	3,800	3,800,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)(e)	0.20%	07/01/38	9,450	9,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC-PNC Bank, N.A.) (e)	0.18%	06/01/25	9,275	9,275,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC-Bank of America, N.A.) (e)	0.18%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.19%	07/15/36	7,575	7,574,626

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.21%	02/15/34	425	424,788

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.17%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-Bank of America, N.A.) (e)	0.19%	10/01/33	15,275	15,275,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (e)	0.19%	09/01/37	1,320	1,320,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.15%	06/15/32	41,000	41,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (e)	0.16%	11/01/36	9,725	9,725,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.19%	04/01/32	7,455	7,455,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	08/01/36	1,930	1,930,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC-Bank of America, N.A.) (e)	0.20%	07/01/34	9,030	9,030,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	04/01/27	3,065	3,065,000

North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC-Bank of America, N.A.) (e)	0.20%	08/01/14	2,885	2,885,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (e)	0.18%	01/01/19	7,855	7,855,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	06/01/29	$2,255	$2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (e)	0.17%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.17%	09/01/27	13,735	13,735,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.16%	04/01/29	6,000	6,000,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (e)	0.20%	06/01/31	7,765	7,765,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	11/15/28	11,215	11,215,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC-Bank of America, N.A.) (e)	0.15%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.20%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (e)	0.20%	12/01/27	9,105	9,105,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (e)	0.15%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.16%	11/01/30	8,365	8,365,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (e)	0.23%	09/01/36	3,815	3,815,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (e)	0.28%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.15%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.21%	10/15/38	4,000	4,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.15%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (e)	0.18%	07/01/32	17,135	17,135,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.22%	11/01/30	3,140	3,140,000

Parma (City of), Ohio (The Parma Community General Hospital Association); Series 2006 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.15%	11/01/30	21,840	21,840,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	06/01/21	7,475	7,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (e)	0.19%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (e)	0.22%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (c)(e)	0.18%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	11/01/34	5,100	5,100,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	02/01/34	$6,960	$6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Bank of America, N.A.) (e)	0.15%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC-Bank of America, N.A.) (e)	0.22%	07/01/27	22,690	22,690,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.13%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC-Bank of America, N.A.) (e)	0.17%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.19%	07/01/26	3,600	3,600,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (e)	0.17%	06/01/39	8,085	8,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.21%	11/01/27	16,020	16,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (c)	0.18%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC-U.S. Bank, N.A.) (e)	0.19%	12/01/31	5,400	5,400,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	10/01/21	3,075	3,075,000

Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC-U.S. Bank, N.A.) (c)(e)	0.27%	03/01/16	4,370	4,370,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP-FNMA)	0.18%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC-Bank of America, N.A.) (e)	0.20%	07/01/36	6,630	6,630,000

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC-Bank of America, N.A.) (e)	0.22%	12/01/22	2,000	2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.21%	11/15/35	7,565	7,564,950

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.15%	11/01/32	34,640	34,640,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC-Bank of America, N.A.) (e)	0.22%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC-Bank of America, N.A.) (e)	0.18%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC-Bank of America, N.A.) (e)	0.19%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.15%	11/15/43	11,905	11,905,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.16%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (c)(e)	0.21%	12/01/15	3,950	3,950,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.18%	04/15/27	4,970	4,970,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

St. Paul (City of), Minnesota Port Authority; Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(e)	0.18%	03/01/29	$3,000	$3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(e)	0.20%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(e)	0.22%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	06/01/33	11,000	11,000,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (e)	0.28%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC-Bank of America, N.A.) (e)	0.19%	07/01/47	20,225	20,225,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC-Societe Generale) (b)(e)	0.18%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC-Bank of America, N.A.) (e)	0.20%	05/01/42	6,845	6,845,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.15%	07/01/33	18,635	18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.19%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (c)(e)	0.20%	07/01/26	38,860	38,860,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (e)	0.14%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (e)	0.15%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.14%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.26%	10/01/24	1,380	1,380,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.21%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	06/01/30	13,900	13,900,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (e)	0.19%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.17%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (e)	0.17%	10/01/30	20,200	20,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.17%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.21%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.18%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.16%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC-U.S. Bank, N.A.) (e)	0.17%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (e)	0.21%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	04/01/43	28,000	28,000,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (e)	0.17%	01/01/30	$13,775	$13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC-Bank of America, N.A.) (e)	0.17%	04/01/34	4,870	4,870,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC-Bank of America, N.A.) (e)	0.17%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (e)	0.18%	04/01/22	7,770	7,770,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	12/01/24	7,715	7,715,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.16%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.15%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.) (e)	0.14%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.15%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.13%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.13%	08/01/30	6,000	6,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	05/01/30	19,300	19,300,000

Total Variable Rate Demand Notes (Cost $3,665,554,215)				3,665,554,215

Other Bonds & Notes—5.18%

ANZ National (Int’l) Ltd., Sr. Unsec. Gtd. MTN (b)(c)(d)	1.01%	09/23/11	140,000	140,288,481

European Investment Bank, Sr. Unsec. Global Notes (b)	5.25%	06/15/11	35,000	35,060,861

ING Bank N.V., Sr. Unsec. Notes (b)(c)(d)	1.07%	02/09/12	75,000	75,410,456

International Bank for Reconstruction & Development, Sr. Global Notes (b)(d)	0.25%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global Bonds (b)	3.75%	06/27/11	100,000	100,218,273

Lloyds TSB Bank PLC, Sr. Unsec. Euro MTN (b)(d)	0.96%	12/02/11	105,000	105,332,316

Rabobank Nederland, Sr. Unsec. Notes (b)(c)(d)	0.33%	06/15/12	50,000	50,000,000

Sr. Unsec. Notes (b)(c)(d)	0.47%	08/05/11	65,000	65,023,504

Royal Bank of Canada, Sr. Unsec. Notes (b)(c)(d)	0.30%	06/29/12	200,000	200,000,000

Svenska Handelsbanken A.B., Notes (b)(c)(d)	0.29%	06/29/12	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Notes (b)(c)(d)	0.33%	07/06/12	150,000	150,000,000

Total Medium-Term Notes (Cost $1,171,333,891)				1,171,333,891

TOTAL INVESTMENTS (excluding Repurchase Agreements)—97.27% (Cost $21,982,199,788)				21,982,199,788

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—3.89%(h)

Barclays Capital Inc., Joint agreement dated 05/31/11, aggregate maturing value of $980,002,994 (collateralized by U.S. Treasury obligations valued at $999,600,049; 0%-2.38%, 08/25/11-05/31/18)	0.11%	06/01/11	$669,399,367	$669,397,322

BNP Paribas Securities Corp., Joint agreement dated 05/31/11, aggregate maturing value $750,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,191; 0%-5.87%, 08/08/11-01/15/30)	0.12%	06/01/11	210,000,700	210,000,000

Total Repurchase Agreements (Cost $879,397,322)				879,397,322

TOTAL INVESTMENTS(i)(j)—101.16% (Cost $22,861,597,110)				22,861,597,110

OTHER ASSETS LESS LIABILITIES—(1.16)%				(261,294,538)

NET ASSETS—100.00%				$22,600,302,572

Investment Abbreviations:

CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
Gtd.	— Guaranteed
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTN	— Medium-Term Notes
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sec.	— Secured
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.5%; Australia: 5.2%; Netherlands: 5.2%; other countries less than 5% each: 21.6%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $6,933,809,662, which represented 30.68% of the Trust’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(h)	Principal amount equals value at period end. See Note 1E.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Schedule of Investments
May 31, 2011
(Unaudited)
STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—65.85%(a)

Asset-Backed Securities — Commercial Loans/Leases—1.53%

Atlantis One Funding Corp. (b)(c)	0.18%	06/03/11	$50,000	$49,999,500

Asset-Backed Securities — Consumer Receivables—13.29%

Barton Capital LLC (c)	0.20%	06/03/11	81,944	81,943,089

Barton Capital LLC (c)	0.20%	06/07/11	40,020	40,018,666

Bryant Park Funding LLC (c)	0.14%	06/02/11	123,133	123,132,521

Salisbury Receivables Co. LLC (c)	0.16%	07/08/11	55,000	54,990,956

Sheffield Receivables Corp. (c)	0.16%	07/19/11	25,000	24,994,667

Thames Asset Global Securitization No. 1, Inc. (c)	0.15%	06/09/11	60,000	59,998,000

Thames Asset Global Securitization No. 1, Inc. (c)	0.20%	06/09/11	50,000	49,997,778

				435,075,677

Asset-Backed Securities — Fully Supported Bank—11.88%

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent) (c)	0.32%	07/22/11	85,000	84,961,467

Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (c)	0.25%	06/10/11	30,000	29,998,125

Lexington Parker Capital Co., LLC Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent) (c)	0.32%	07/08/11	100,000	99,967,111

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)	0.18%	07/13/11	99,000	98,979,210

Matchpoint Master Trust (CEP-BNP Paribas) (b)(c)	0.16%	06/21/11	75,000	74,993,333

				388,899,246

Asset-Backed Securities — Multi-Purpose—9.69%

Chariot Funding, LLC/Ltd. (c)	0.15%	06/03/11	50,000	49,999,583

Falcon Asset Securitization Corp. (c)	0.14%	06/13/11	25,000	24,998,833

Jupiter Securitization Corp. (c)	0.14%	06/06/11	50,000	49,999,028

Nieuw Amsterdam Receivables Corp. (b)(c)	0.22%	06/03/11	40,000	39,999,511

Regency Markets No. 1, LLC (c)	0.15%	06/27/11	73,000	72,992,092

Regency Markets No. 1, LLC (c)	0.16%	06/14/11	79,353	79,348,415

				317,337,462

Asset-Backed Securities — Securities—15.27%

Aspen Funding Corp. (c)	0.18%	06/13/11	125,026	125,018,499

Cancara Asset Securitisation Ltd./LLC (c)	0.17%	06/06/11	100,000	99,997,639

Cancara Asset Securitisation Ltd./LLC (c)	0.17%	06/13/11	55,000	54,996,883

Scaldis Capital Ltd./LLC (b)(c)	0.16%	06/16/11	90,000	89,994,000

Solitaire Funding Ltd./LLC (c)	0.19%	06/08/11	130,000	129,995,197

				500,002,218

Diversified Banks—7.02%

ING (US) Funding LLC (b)	0.15%	06/02/11	100,000	99,999,583

National Australia Funding Delaware Inc. (b)(c)	0.13%	06/06/11	50,000	49,999,132

Royal Bank of Scotland PLC	0.10%	06/02/11	50,000	49,999,861

Societe Generale North America, Inc. (b)	0.25%	06/10/11	30,000	29,998,125

				229,996,701

Life & Health Insurance—4.71%

MetLife Short Term Funding LLC (c)	0.16%	06/17/11	25,000	24,998,222

MetLife Short Term Funding LLC (c)	0.17%	06/15/11	48,500	48,496,794

MetLife Short Term Funding LLC (c)	0.18%	06/07/11	80,873	80,870,574

				154,365,590

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Commercial Paper—0.93%

Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Finance Program); Series 2006 A, Commercial Paper Lease RN (LOC-U.S. Bank N.A.) (d)	0.23%	06/28/11	$30,279	$30,279,000

Other Diversified Financial Services—1.53%

Credit Suisse (USA), Inc. (b)	0.14%	06/06/11	50,000	49,999,063

Total Commercial Paper (Cost $2,155,954,457)				2,155,954,457

Variable Rate Demand Notes—16.48%(e)

Credit Enhanced—16.48%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.20%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC-PNC Bank N.A.) (d)	0.15%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.18%	10/01/25	4,815	4,815,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.19%	03/01/35	13,185	13,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (d)	0.22%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.20%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.18%	12/01/29	6,000	6,000,000

Series 2001 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.18%	02/01/31	7,285	7,285,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/40	3,870	3,870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.15%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.15%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	12/01/39	7,000	7,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.15%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.18%	06/01/15	4,895	4,895,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.14%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (d)	0.18%	03/01/34	2,600	2,600,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.11%	05/15/37	6,800	6,800,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.15%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (d)	0.17%	12/01/28	6,260	6,260,000

Haverford School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (d)	0.19%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.18%	10/01/24	3,240	3,240,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.15%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (d)	0.16%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (d)	0.17%	01/01/16	6,500	6,500,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC-Bank of America, N.A.) (c)(d)	0.28%	07/01/41	8,000	8,000,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	02/01/39	3,700	3,700,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC-PNC Bank, N.A.) (d)	0.17%	11/01/20	12,700	12,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (d)	0.13%	11/01/32	1,500	1,500,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC-Bank of America, N.A.) (d)	0.21%	11/01/31	6,100	6,100,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (d)	0.22%	06/01/22	8,600	8,600,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.21%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	12/01/32	18,600	18,600,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	11/01/21	5,285	5,285,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	07/01/33	5,265	5,265,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	06/01/37	15,086	15,086,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	10/15/38	6,090	6,090,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC-Deutsche Bank AG) (b)(d)	0.19%	08/01/34	11,000	11,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.15%	12/01/31	27,270	27,270,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC-Bank of America, N.A.) (d)	0.19%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (d)	0.18%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (d)	0.17%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)(d)	0.20%	07/01/38	10,265	10,265,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP- FHLMC)	0.18%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.21%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.15%	01/01/24	34,500	34,500,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.19%	04/01/32	6,365	6,365,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	05/01/38	6,990	6,990,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.18%	06/01/23	6,745	6,745,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	12/01/37	$1,000	$1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.21%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.19%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Bank of America, N.A.) (d)	0.15%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (b)(d)	0.17%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	11/01/25	3,400	3,400,000

San Antonio (City of) Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.24%	12/01/27	100	100,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC-Bank of America, N.A.) (d)	0.22%	12/01/22	5,100	5,100,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.18%	04/15/27	5,600	5,600,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.18%	04/15/27	9,170	9,170,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC-TD Bank, N.A.) (d)	0.12%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.15%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.20%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	03/01/36	6,380	6,380,000

Total Variable Rate Demand Notes (Cost $539,726,000)				539,726,000

Certificate of Deposit—3.51%

Societe Generale (Cost $115,000,000)	0.27%	06/01/11	115,000	115,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—85.84% (Cost $2,810,680,457)				2,810,680,457

			Repurchase
			Amount
Repurchase Agreements—14.13%(f)

BNP Paribas, Joint agreement dated 05/31/11, aggregate maturing value of $592,004,769 (collateralized by Corporate & U.S. Government sponsored agency obligations valued at $607,455,833; 0%-7.00%, 08/22/12-06/25/43)	0.29%	06/01/11	60,000,483	60,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 05/31/11, aggregate maturing value $200,000,722 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 3.30%-5.50%, 01/01/26-05/01/41)	0.13%	06/01/11	156,481,218	156,480,653

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—(continued)

RBC Capital Markets Corp., Joint agreement dated 05/31/11, aggregate maturing value $205,000,854 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $209,100,000; 2.05%-16.00%, 06/01/11-12/01/48)	0.15%	06/01/11	$96,005,599	$96,005,199

Wells Fargo Securities, LLC, Joint agreement dated 05/31/11, aggregate maturing value $650,003,792 (collateralized by Corporate obligations valued at $682,500,000; 0%-9.79%, 01/15/12-06/11/50)	0.21%	06/01/11	150,000,875	150,000,000

Total Repurchase Agreements (Cost $462,485,852)				462,485,852

TOTAL INVESTMENTS(g)(h)—99.97% (Cost $3,273,166,309)				3,273,166,309

OTHER ASSETS LESS LIABILITIES—0.03%				1,021,519

NET ASSETS—100.00%				$3,274,187,828

Investment Abbreviations:

ACES	— Automatically Convertible Extendable Security
CEP	— Credit Enhancement Provider
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sr.	— Senior
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 25.1%; France: 8.1%; Netherlands: 5.8%; other countries less than 5% each: 6.5%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $1,911,733,825, which represented 58.39% of the Fund’s Net Assets.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(f)	Principal amount equals value at period end. See Note 1E.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	5.7%

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Schedule of Investments
May 31, 2011
(Unaudited)
Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities—40.46%

U.S. Treasury Bills—36.35%(a)

U.S. Treasury Bills	0.14%	06/09/11	$150,000	$149,995,483

U.S. Treasury Bills	0.18%	07/07/11	250,000	249,955,875

U.S. Treasury Bills	0.18%	07/14/11	200,000	199,957,000

U.S. Treasury Bills	0.19%	07/14/11	140,000	139,968,813

U.S. Treasury Bills	0.14%	07/21/11	200,000	199,960,278

U.S. Treasury Bills	0.07%	07/28/11	200,000	199,977,675

U.S. Treasury Bills	0.04%	08/11/11	150,000	149,987,279

U.S. Treasury Bills	0.17%	08/11/11	225,000	224,923,231

U.S. Treasury Bills	0.05%	08/18/11	150,000	149,983,425

U.S. Treasury Bills	0.06%	08/18/11	200,000	199,973,567

U.S. Treasury Bills	0.15%	08/18/11	200,000	199,934,133

U.S. Treasury Bills	0.05%	08/25/11	150,000	149,980,875

U.S. Treasury Bills	0.16%	08/25/11	200,000	199,926,333

U.S. Treasury Bills	0.16%	09/01/11	250,000	249,900,333

U.S. Treasury Bills	0.05%	09/15/11	100,000	99,984,394

U.S. Treasury Bills	0.10%	09/15/11	150,000	149,956,717

U.S. Treasury Bills	0.11%	09/15/11	150,000	149,949,208

U.S. Treasury Bills	0.12%	09/15/11	150,000	149,944,792

U.S. Treasury Bills	0.11%	09/22/11	150,000	149,948,208

U.S. Treasury Bills	0.17%	09/22/11	200,000	199,896,417

U.S. Treasury Bills	0.13%	09/29/11	150,000	149,935,000

U.S. Treasury Bills	0.17%	09/29/11	200,000	199,885,000

U.S. Treasury Bills	0.18%	10/06/11	173,000	172,891,671

U.S. Treasury Bills	0.05%	10/13/11	125,000	124,975,806

U.S. Treasury Bills	0.12%	10/13/11	150,000	149,932,442

U.S. Treasury Bills	0.11%	10/20/11	150,000	149,935,375

U.S. Treasury Bills	0.20%	10/20/11	195,000	194,847,632

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,972,456

U.S. Treasury Bills	0.06%	11/03/11	100,000	99,972,014

U.S. Treasury Bills	0.08%	11/03/11	100,000	99,964,049

U.S. Treasury Bills	0.08%	11/10/11	190,000	189,933,760

U.S. Treasury Bills	0.09%	11/10/11	100,000	99,960,400

U.S. Treasury Bills	0.07%	11/17/11	125,000	124,958,924

U.S. Treasury Bills	0.08%	11/17/11	100,000	99,962,444

U.S. Treasury Bills	0.10%	11/17/11	200,000	199,909,632

U.S. Treasury Bills	0.15%	12/15/11	100,000	99,919,558

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,745,000

				5,970,805,199

U.S. Treasury Notes—4.11%
U.S. Treasury Notes	1.00%	08/31/11	100,000	100,232,454

U.S. Treasury Notes	1.00%	09/30/11	145,000	145,445,898

U.S. Treasury Notes	4.50%	09/30/11	100,000	101,465,396

U.S. Treasury Notes	1.00%	10/31/11	200,000	200,746,516

U.S. Treasury Notes	4.63%	10/31/11	125,000	127,344,122

				675,234,386

Total U.S. Treasury Securities (Cost $6,646,039,585)				6,646,039,585

TOTAL INVESTMENTS (excluding Repurchase Agreements)—40.46% (Cost $6,646,039,585)				6,646,039,585

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—59.54%(b)
Barclays Capital Inc., Joint agreement dated 05/31/11, aggregate maturing value of $980,002,994 (collateralized by U.S. Treasury obligations valued at $999,600,049; 0%-2.38%, 08/25/11-05/31/18)	0.11%	06/01/11	$99,685,355	$99,685,050

Barclays Capital Inc., Joint Term agreement dated 04/27/11, aggregate maturing value of $750,049,583 (collateralized by U.S. Treasury obligations valued at $765,000,072; 2.00%-3.00%, 04/15/12-02/15/41) (c)	0.07%	06/01/11	500,033,056	500,000,000

Barclays Capital Inc., Term agreement dated 04/13/11, maturing value of $475,048,292 (collateralized by U.S. Treasury obligations valued at $484,500,005; 2.00%-3.38%, 01/15/16-02/15/40) (c)	0.06%	06/13/11	475,048,292	475,000,000

BMO Capital Markets Corp., Joint agreement dated 05/31/11, aggregate maturing value $960,002,667 (collateralized by U.S. Treasury obligations valued at $979,200,089; 0%-8.13%, 06/23/11-05/15/41)	0.10%	06/01/11	775,002,153	775,000,000

BNP Paribas Securities Corp., Agreement dated 05/31/11, maturing value $960,002,933 (collateralized by U.S. Treasury obligations valued at $979,200,076; 0.63%-3.75%, 01/31/13-11/15/18)	0.11%	06/01/11	960,002,933	960,000,000

BNP Paribas Securities Corp., Term agreement dated 04/21/11, maturing value $500,113,750 (collateralized by U.S. Treasury obligations valued at $510,000,045; 4.38%-6.00%, 02/15/26-05/15/40) (c)	0.09%	07/21/11	500,113,750	500,000,000

CIBC World Markets Corp., Joint agreement dated 05/31/11, aggregate maturing value of $100,000,306 (collateralized by U.S. Treasury obligations valued at $102,001,529; 1.38%-4.75%, 10/31/11-05/15/41)	0.11%	06/01/11	60,000,183	60,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 05/31/11, maturing value of $800,002,222 (collateralized by U.S. Treasury obligations valued at $816,004,130; 0%, 08/15/14-08/15/37)	0.10%	06/01/11	800,002,222	800,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 05/02/11, maturing value of $500,113,750 (collateralized by U.S. Treasury obligations valued at $510,001,038; 0%, 11/15/11-02/15/41)	0.09%	08/01/11	500,113,750	500,000,000

Deutsche Bank Securities Inc., Agreement dated 05/31/11, maturing value of $350,000,972 (collateralized by U.S. Treasury obligations valued at $357,000,024; 1.13%-4.88%, 06/30/11-04/15/29)	0.10%	06/01/11	350,000,972	350,000,000

Deutsche Bank Securities Inc., Term agreement dated 04/29/11, maturing value of $500,058,333 (collateralized by U.S. Treasury obligations valued at $510,000,048; 0.63%-4.50%, 09/30/11-01/15/27) (c)	0.07%	06/28/11	500,058,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 05/06/11, maturing value of $500,017,222 (collateralized by U.S. Treasury obligations valued at $510,000,022; 1.63%-6.63%, 07/15/13-05/15/40) (c)	0.04%	06/06/11	500,017,222	500,000,000

Goldman, Sachs & Co., Agreement dated 05/31/11, maturing value $60,000,067 (collateralized by a U.S. Treasury obligation valued at $61,200,004; 2.38%, 05/31/18)	0.04%	06/01/11	60,000,067	60,000,000

HSBC Securities (USA) Inc., Joint agreement dated 05/31/11, aggregate maturing value $1,000,002,778 (collateralized by U.S. Treasury obligations valued at $1,020,004,216; 1.25%-3.88%, 01/15/12-02/15/41)	0.10%	06/01/11	800,002,222	800,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 05/31/11, maturing value $244,378,053 (collateralized by U.S. Treasury obligations valued at $249,265,063; 2.88%-4.50%, 01/31/13-08/15/39)	0.09%	06/01/11	244,378,053	244,377,442

Morgan Stanley, Agreement dated 05/31/11, maturing value $200,000,556 (collateralized by U.S. Treasury obligations valued at $204,000,102; 2.50%-3.63%, 04/15/28-01/15/29)	0.10%	06/01/11	200,000,556	200,000,000

RBS Securities Inc., Agreement dated 05/31/11, maturing value $750,002,292 (collateralized by a U.S. Treasury obligation valued at $765,005,054; 0.50%, 04/15/15)	0.11%	06/01/11	750,002,292	750,000,000

Societe Generale, Agreement dated 05/31/11, maturing value $955,002,653 (collateralized by U.S. Treasury obligations valued at $974,100,092; 0%-4.63%, 09/15/11-11/15/40)	0.10%	06/01/11	955,002,653	955,000,000

Societe Generale, Term agreement dated 05/20/11, maturing value $500,059,306 (collateralized by U.S. Treasury obligations valued at $510,000,005; 0%-7.50%, 06/02/11-05/15/41) (c)	0.07%	07/20/11	500,059,306	500,000,000

Wells Fargo Securities, LLC, Agreement dated 05/31/11, maturing value $250,000,764 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0%-9.88%, 06/02/11-02/15/41)	0.11%	06/01/11	250,000,764	250,000,000

Total Repurchase Agreements (Cost $9,779,062,492)				9,779,062,492

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Treasury Portfolio

Value

TOTAL INVESTMENTS(d)—100.00% (Cost $16,425,102,077)	16,425,102,077

OTHER ASSETS LESS LIABILITIES—0.0%	587,488

NET ASSETS—100.00%	$16,425,689,565

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Principal amount equals value at period end. See Note 1E.

(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(d)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Schedule of Investments
May 31, 2011
(Unaudited)
Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—46.99%

Federal Farm Credit Bank (FFCB)—4.01%

Bonds (a)	0.17%	08/22/11	$40,000	$40,000,000

Bonds (a)	0.15%	09/20/11	40,000	39,998,769

Bonds (a)	0.14%	12/16/11	75,000	74,998,983

Disc. Notes (b)	0.09%	11/08/11	25,000	24,990,000

Disc. Notes (b)	0.09%	11/09/11	25,000	24,989,937

Disc. Notes (b)	0.28%	11/17/11	75,000	74,899,656

				279,877,345

Federal Home Loan Bank (FHLB)—12.71%

Unsec. Bonds (a)	0.10%	07/25/11	44,000	43,997,310

Unsec. Bonds (a)	0.13%	09/09/11	50,000	49,993,101

Unsec. Bonds (a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds (a)	0.14%	09/23/11	85,000	84,994,668

Unsec. Bonds (a)	0.29%	01/20/12	80,000	79,994,903

Unsec. Disc. Notes (b)	0.01%	06/01/11	48,100	48,100,000

Unsec. Disc. Notes (b)	0.10%	06/01/11	35,000	35,000,000

Unsec. Disc. Notes (b)	0.10%	06/15/11	40,000	39,998,444

Unsec. Disc. Notes (b)	0.09%	10/24/11	50,000	49,981,875

Unsec. Global Bonds (a)	0.25%	06/21/11	150,000	149,998,357

Unsec. Global Bonds (a)	0.10%	07/25/11	120,000	119,991,011

Unsec. Global Bonds	0.17%	09/16/11	110,000	109,990,628

Unsec. Global Bonds	0.26%	11/17/11	50,455	50,486,554

				887,526,851

Federal Home Loan Mortgage Corp. (FHLMC)—16.83%

Sr. Unsec Global Notes	0.09%	09/15/11	90,000	91,394,979

Unsec. Disc. Notes (b)	0.00%	07/05/11	25,000	24,995,278

Unsec. Disc. Notes (b)	0.19%	08/03/11	125,000	124,958,437

Unsec. Disc. Notes (b)	0.17%	08/15/11	50,000	49,982,292

Unsec. Disc. Notes (b)	0.12%	08/17/11	57,466	57,451,250

Unsec. Disc. Notes (b)	0.09%	08/24/11	50,000	49,989,500

Unsec. Disc. Notes (b)	0.10%	08/30/11	75,000	74,981,250

Unsec. Disc. Notes (b)	0.10%	09/01/11	25,000	24,993,611

Unsec. Disc. Notes (b)	0.17%	09/20/11	50,000	49,973,792

Unsec. Disc. Notes (b)	0.09%	09/27/11	50,000	49,985,250

Unsec. Disc. Notes (b)	0.12%	09/27/11	30,000	29,988,200

Unsec. Disc. Notes (b)	0.17%	10/04/11	100,000	99,940,972

Unsec. Disc. Notes (b)	0.10%	10/12/11	50,000	49,981,528

Unsec. Disc. Notes (b)	0.20%	10/18/11	60,000	59,954,825

Unsec. Disc. Notes (b)	0.20%	10/19/11	50,000	49,961,111

Unsec. Disc. Notes (b)	0.10%	11/07/11	50,000	49,977,917

Unsec. Disc. Notes (b)	0.11%	11/14/11	50,000	49,975,792

Unsec. Disc. Notes (b)	0.10%	12/15/11	50,000	49,972,639

Unsec. Global Notes (a)	0.09%	11/09/11	50,000	49,984,171

Unsec. MTN (a)	0.20%	08/05/11	60,000	60,000,366

Unsec. MTN (a)	0.16%	09/26/11	26,000	26,001,717

				1,174,444,877

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)—13.44%

Unsec. Disc. Notes (b)	0.06%	06/13/11	$100,000	$99,998,000

Unsec. Disc. Notes (b)	0.07%	06/20/11	125,000	124,995,382

Unsec. Disc. Notes (b)	0.20%	07/06/11	85,000	84,983,059

Unsec. Disc. Notes (b)	0.15%	08/08/11	65,000	64,981,583

Unsec. Disc. Notes (b)	0.17%	08/17/11	62,791	62,768,168

Unsec. Disc. Notes (b)	0.15%	08/22/11	120,400	120,358,863

Unsec. Disc. Notes (b)	0.11%	09/01/11	75,000	74,978,917

Unsec. Disc. Notes (b)	0.16%	09/01/11	50,000	49,979,556

Unsec. Disc. Notes (b)	0.11%	09/06/11	75,000	74,977,771

Unsec. Disc. Notes (b)	0.12%	09/13/11	75,000	74,974,000

Unsec. Disc. Notes (b)	0.18%	09/21/11	55,400	55,368,545

Unsec. Disc. Notes (b)	0.10%	11/09/11	49,500	49,477,863

				937,841,707

Total U.S. Government Sponsored Agency Securities (Cost $3,279,690,780)				3,279,690,780

U.S. Treasury Securities—3.58%

U.S. Treasury Bills—3.58%(b)

U.S. Treasury Bills	0.09%	06/02/11	50,000	49,999,875

U.S. Treasury Bills	0.07%	06/16/11	50,000	49,998,541

U.S. Treasury Bills	0.17%	09/22/11	75,000	74,960,568

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,871,094

Total U.S. Treasury Securities (Cost $249,830,078)				249,830,078

TOTAL INVESTMENTS (excluding Repurchase Agreements)—50.57% (Cost $3,529,520,858)				3,529,520,858

			Repurchase
			Amount
Repurchase Agreements—49.42%(c)

Barclays Capital Inc., Joint agreement dated 05/31/11, aggregate maturing value of $784,024,877 (collateralized by U.S. Government sponsored agency obligations valued at $799,702,710; 0%-0.63%, 08/19/11-12/28/12)	0.12%	06/01/11	297,030,752	297,029,762

Barclays Capital Inc., Joint agreement dated 05/31/11, aggregate maturing value of $980,002,994 (collateralized by U.S. Treasury obligations valued at $999,600,049; 0%-2.38%, 08/25/11-05/31/18)	0.11%	06/01/11	156,873,675	156,873,196

Barclays Capital Inc., Joint Term agreement dated 04/27/11, aggregate maturing value of $750,049,583 (collateralized by U.S. Treasury obligations valued at $765,000,072; 2.00%-3.00%, 04/15/12-02/15/41)	0.07%	06/01/11	250,016,528	250,000,000

BMO Capital Markets Corp., Joint agreement dated 05/31/11, aggregate maturing value $250,000,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,042; 0%-5.00%, 06/27/11-01/15/20)	0.12%	06/01/11	100,000,333	100,000,000

BMO Capital Markets Corp., Joint agreement dated 05/31/11, aggregate maturing value $960,002,667 (collateralized by U.S. Treasury obligations valued at $979,200,089; 0%-8.13%, 06/23/11-05/15/41)	0.10%	06/01/11	185,000,514	185,000,000

BNP Paribas Securities Corp., Joint agreement dated 05/31/11, aggregate maturing value $750,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,191; 0%-5.87%, 08/08/11-01/15/30)	0.12%	06/01/11	340,001,133	340,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 05/31/11, maturing value of $250,000,764 (collateralized by U.S. Government sponsored agency obligations valued at $255,486,604; 0%-8.63%, 06/03/11-09/15/60)	0.11%	06/01/11	250,000,764	250,000,000

Deutsche Bank Securities Inc., Term agreement dated 04/29/11, maturing value of $350,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,690; 0%-6.25%, 06/03/11-04/01/56) (d)	0.08%	06/28/11	350,046,667	350,000,000

Goldman, Sachs & Co., Agreement dated 05/31/11, maturing value $500,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,107; 0.63%-6.75%, 07/27/12-04/18/36)	0.12%	06/01/11	500,001,667	500,000,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—(continued)

HSBC Securities (USA) Inc., Joint agreement dated 05/31/11, aggregate maturing value $1,000,002,778 (collateralized by U.S. Treasury obligations valued at $1,020,004,216; 1.25%-3.88%, 01/15/12-02/15/41)	0.10%	06/01/11	$200,000,556	$200,000,000

RBS Securities Inc., Agreement dated 05/31/11, maturing value $500,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,903; 0%-9.38%, 06/10/11-09/15/39)	0.12%	06/01/11	500,001,667	500,000,000

Societe Generale, Joint agreement dated 05/31/11, aggregate maturing value of $350,001,167 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,146; 0%, 07/15/15-04/15/30)	0.12%	06/01/11	320,001,067	320,000,000

Total Repurchase Agreements (Cost $3,448,902,958)				3,448,902,958

TOTAL INVESTMENTS(e)—99.99% (Cost $6,978,423,816)				6,978,423,816

OTHER ASSETS LESS LIABILITIES—0.01%				643,874

NET ASSETS—100.00%				$6,979,067,690

Investment Abbreviations:

Disc.	— Discounted
MTN	— Medium-Term Notes
Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Principal amount equals value at period end. See Note 1E.

(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(e)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Schedule of Investments
May 31, 2011
(Unaudited)
Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—98.81%

Federal Farm Credit Bank (FFCB)—9.62%

Bonds (a)	0.17%	08/22/11	$7,050	$7,050,000

Bonds (a)	0.15%	09/20/11	5,600	5,599,828

Disc. Notes (b)	0.04%	07/06/11	10,000	9,999,611

Disc. Notes (b)	0.16%	09/21/11	15,000	14,992,533

Disc. Notes (b)	0.29%	11/17/11	7,169	7,159,408

				44,801,380

Federal Home Loan Bank (FHLB)—89.19%

Unsec. Bonds (a)	0.10%	07/25/11	10,000	9,999,389

Unsec. Bonds (a)	0.13%	09/09/11	8,100	8,098,882

Unsec. Bonds (a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds (a)	0.14%	09/23/11	5,000	4,999,686

Unsec. Bonds (a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds (a)	0.29%	01/20/12	5,000	4,999,682

Unsec. Disc. Notes (b)	0.01%	06/01/11	71,900	71,900,000

Unsec. Disc. Notes (b)	0.10%	06/01/11	15,000	15,000,000

Unsec. Disc. Notes (b)	0.03%	06/03/11	25,000	24,999,958

Unsec. Disc. Notes (b)	0.06%	06/08/11	15,000	14,999,825

Unsec. Disc. Notes (b)	0.10%	06/15/11	10,000	9,999,611

Unsec. Disc. Notes (b)	0.11%	06/15/11	10,000	9,999,572

Unsec. Disc. Notes (b)	0.07%	06/17/11	10,000	9,999,689

Unsec. Disc. Notes (b)	0.05%	07/06/11	10,000	9,999,514

Unsec. Disc. Notes (b)	0.05%	07/13/11	10,000	9,999,417

Unsec. Disc. Notes (b)	0.08%	07/13/11	15,000	14,998,688

Unsec. Disc. Notes (b)	0.20%	07/13/11	6,900	6,898,390

Unsec. Disc. Notes (b)	0.05%	07/20/11	10,000	9,999,319

Unsec. Disc. Notes (b)	0.02%	07/25/11	15,000	14,999,550

Unsec. Disc. Notes (b)	0.06%	07/27/11	10,000	9,999,067

Unsec. Disc. Notes (b)	0.07%	07/27/11	10,000	9,998,911

Unsec. Disc. Notes (b)	0.19%	08/03/11	8,250	8,247,257

Unsec. Disc. Notes (b)	0.05%	08/05/11	10,000	9,999,097

Unsec. Disc. Notes (b)	0.04%	08/08/11	10,000	9,999,244

Unsec. Disc. Notes (b)	0.05%	08/08/11	10,000	9,999,056

Unsec. Disc. Notes (b)	0.17%	08/17/11	15,000	14,994,546

Unsec. Disc. Notes (b)	0.06%	08/23/11	10,000	9,998,617

Unsec. Disc. Notes (b)	0.09%	09/06/11	10,000	9,997,575

Unsec. Disc. Notes (b)	0.18%	09/27/11	10,000	9,994,100

Unsec. Disc. Notes (b)	0.14%	10/14/11	15,000	14,992,125

Unsec. Disc. Notes (b)	0.10%	11/16/11	10,000	9,995,333

Unsec. Global Bonds (a)	0.10%	07/25/11	5,000	4,999,625

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,998,296

				415,104,021

Total U.S. Government Sponsored Agency Securities (Cost $459,905,401)				459,905,401

U.S. Treasury Securities—1.18%(b)

U.S. Treasury Bills (Cost $5,490,547)	0.28%	01/12/12	5,500	5,490,547

TOTAL INVESTMENTS(c) —99.99% (Cost $465,395,948)				465,395,948

OTHER ASSETS LESS LIABILITIES—0.01%				25,808

NET ASSETS—100.00%				$465,421,756

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Government TaxAdvantage Portfolio
Investment Abbreviations:

Disc.	— Discounted
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Schedule of Investments
May 31, 2011
(Unaudited)
Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—100.76%

Alabama—0.37%

Mobile (City of) Downtown Redevelopment Authority (Austral USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (a)(b)(c)(d)	0.16%	05/01/41	$3,000	$3,000,000

Arizona—2.43%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC- Bank of New York Mellon) (a)(b)	0.20%	12/15/18	7,400	7,400,000

JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB (a)(c)(e)	0.26%	08/01/15	7,470	7,470,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLB of San Francisco) (a)	0.20%	10/01/25	4,930	4,930,000

				19,800,000

Colorado—4.44%

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.20%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA) (a)	0.17%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.40%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.20%	07/01/21	4,565	4,565,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.21%	12/01/24	1,000	1,000,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.17%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.) (a)(b)	0.20%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.20%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(b)(d)	0.20%	12/01/30	5,320	5,320,000

				36,275,000

Connecticut—0.74%

Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,046,126

Delaware—0.61%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	07/01/39	4,945	4,945,000

District of Columbia—1.22%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.33%	01/01/29	10,000	10,000,000

Florida—6.24%

Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.21%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)	0.19%	11/15/35	10,990	10,990,000

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	11/15/12	7,040	7,040,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(c)(e)	0.18%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.22%	11/01/25	5,300	5,300,000

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.21%	10/15/32	$1,125	$1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.24%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	09/01/29	2,550	2,550,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.21%	07/01/32	10,000	9,999,575

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/20	2,725	2,725,000

				50,934,575

Georgia—3.76%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	01/01/21	5,635	5,635,000

DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)	0.15%	06/15/25	7,440	7,440,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.21%	09/01/25	8,790	8,790,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	01/01/32	2,200	2,200,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	11/15/32	3,920	3,920,000

				30,685,000

Illinois—5.73%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC-Northern Trust Co.) (a)(b)	0.11%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.40%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A. & JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.20%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.20%	03/01/28	1,200	1,200,000

Illinois (State of) Finance Authority (Northwestern University); Sub-series 2008 A, VRD RB (a)	0.43%	12/01/46	5,000	5,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.33%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	09/01/32	3,130	3,130,000

Illinois (State of) Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.33%	12/01/29	2,450	2,450,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	01/15/22	4,400	4,400,000

				46,800,000

See accompanying notes which are an integral part of this schedule.
     Short-Term Invesments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—1.72%

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-PNC Bank, N.A.) (a)(b)	0.28%	08/01/37	$1,830	$1,830,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	02/01/39	2,700	2,700,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.24%	12/01/23	3,850	3,850,000

				14,080,000

Iowa—0.46%

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.20%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland College); Series 2003, VRD Private College Facility RB (LOC-Bank of America, N.A.) (a)(b)	0.20%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (a)(b)	0.13%	11/01/32	500	500,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program) (Morningside College); Series 2011 E, TRAN (LOC-U.S. Bank, N.A.) (b)	2.00%	05/18/12	1,500	1,521,525

				3,791,525

Kansas—1.17%

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)(c)	0.18%	03/01/31	500	500,000

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.22%	11/01/18	2,235	2,235,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,800,931

				9,535,931

Kentucky—0.66%

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	12/01/38	5,400	5,400,000

Maryland—1.52%

Maryland (State of) Health & Higher Education Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	07/01/28	2,390	2,390,000

Montgomery (County of) Consolidated Public Improvement; Series 2009 A, Commercial Paper BAN	0.28%	06/06/11	10,000	10,000,000

				12,390,000

Massachusetts—1.55%

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	04/01/28	5,275	5,275,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.18%	10/01/38	7,375	7,375,000

				12,650,000

Michigan—3.06%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/15/38	1,075	1,075,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.19%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Consumers Energy Co.) Series 2008, Ref. VRD Limited Obligation RB (LOC-Bank of Nova Scotia) (a)(b)(d)	0.16%	04/15/18	5,700	5,700,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(b)	0.49%	09/01/25	1,540	1,540,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	05/01/31	600	600,000

See accompanying notes which are an integral part of this schedule.
     Short-Term Invesments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	11/01/25	$3,900	$3,900,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	10/01/31	5,405	5,405,000

				24,950,000

Minnesota—2.13%

Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.24%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.28%	01/01/12	1,200	1,200,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program ( Minnesota School District Credit Enhancement Program); Series 2010 B, COP	2.00%	09/01/11	3,000	3,012,431

Series 2011 A, COP	2.00%	09/01/11	4,000	4,016,382

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.20%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,526,851

				17,355,664

Mississippi—2.11%

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (a)	0.11%	12/01/30	1,000	1,000,000

Series 2007 E, VRD Gulf Opportunity Zone IDR (a)	0.13%	12/01/30	2,900	2,900,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC-Deutsche Bank AG) (a)(b)(d)	0.19%	08/01/34	8,000	8,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP-FHLB of Dallas) (a)	0.18%	05/01/35	5,365	5,365,000

				17,265,000

Missouri—2.82%

Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.33%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.22%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC-FHLB of Des Moines) (a)(b)	0.18%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.37%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	04/01/30	2,000	2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	12/01/27	14,500	14,500,000

				23,030,000

New Hampshire—2.08%

New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	06/01/28	3,200	3,200,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	07/01/38	3,695	3,695,000

				16,970,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—1.19%

New Mexico (State of) Finance Authority; Series 2010 A-1, Sr. Lien Public Project Revolving Fund RB	2.00%	06/01/11	$2,745	$2,745,000

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	7,000	7,009,418

				9,754,418

New York—1.52%

Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	10/01/32	6,640	6,640,000

New York City (City of ) Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.) (a)(b)	0.16%	04/01/32	5,800	5,800,000

				12,440,000

North Carolina—2.41%

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	08/01/23	2,610	2,610,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.19%	12/01/36	9,900	9,900,000

				19,670,000

Ohio—1.89%

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.30%	12/01/32	15,390	15,390,000

Pennsylvania—6.60%

Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.22%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System); Series 2002, VRD RB (a)	0.14%	11/15/32	3,000	3,000,000

Series 2005 C, VRD RB (a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	09/01/28	8,035	8,035,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(d)	0.20%	07/01/38	6,645	6,645,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,504,339

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.21%	04/01/20	1,900	1,900,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005A, VRD Health System RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	07/01/27	12,435	12,435,000

				53,869,339

Rhode Island—5.41%

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.22%	09/01/32	4,785	4,785,000

Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.22%	09/01/37	28,150	28,150,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC-Banco Santander S.A.) (a)(b)(d)	0.33%	07/01/31	11,200	11,200,000

				44,135,000

South Carolina—0.24%

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.) (a)(b)	0.13%	01/01/34	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee—0.66%

Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.42%	04/01/24	$1,300	$1,300,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.57%	08/01/19	520	520,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC-Societe Generale) (a)(b)(d)	0.18%	07/01/19	3,600	3,600,000

				5,420,000

Texas—13.99%

Arlington Independent School District; Series 2011 A, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.00%	02/15/12	3,225	3,283,727

Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,002,028

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC-BNP Paribas) (a)(b)(c)(d)	0.20%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC-Northern Trust Co.) (a)(b)	0.16%	11/15/47	2,600	2,600,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC-Bank of New York Mellon) (a)(b)	0.90%	03/01/33	5,620	5,620,000

Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.30%	06/08/11	12,800	12,800,000

Series 2009 H-2, GO Commercial Paper Notes	0.30%	06/14/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,024,689

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.24%	05/01/19	9,100	9,100,000

Pharr-San Juan-Alamo Independent School District; Series 2006, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/01/12	1,025	1,056,840

Richardson Independent School District; Series 2002, Unlimited Tax School Building Bonds (CEP-Texas Permanent School Fund)	3.80%	02/15/12	1,000	1,024,924

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.24%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.24%	12/01/28	22,945	22,945,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	04/01/26	4,540	4,540,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)	0.20%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	13,000	13,053,780

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,345,101

				114,171,089

Utah—0.71%

Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (a)(b)	0.28%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.20%	04/01/42	3,125	3,125,000

				5,825,000

Vermont—1.86%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.) (a)(b)(d)	0.27%	05/01/29	15,205	15,205,000

Virginia—2.67%

Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.19%	10/01/48	4,000	4,000,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO BAN	0.30%	06/08/11	5,000	5,000,000

Series 2006, GO BAN	0.32%	06/08/11	6,000	6,000,000

Series 2006, GO BAN	0.32%	06/08/11	4,000	4,000,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia—(continued)

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP- FHLMC) (a)	0.24%	12/01/19	$1,190	$1,190,000

				21,760,000

Washington—8.01%

King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,009,250

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,123,698

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,730,095

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(b)	0.26%	12/01/19	9,000	9,000,000

Series 1999 B, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(b)	0.26%	12/01/19	4,700	4,700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.22%	11/01/25	8,000	8,000,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds	4.25%	12/01/11	1,000	1,019,577

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	09/01/33	2,635	2,635,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.20%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC-U.S. Bank, N.A.) (a)(b)	0.20%	07/01/22	1,570	1,570,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC-U.S. Bank, N.A.) (a)(b)	0.28%	08/01/24	2,400	2,400,000

				65,352,620

West Virginia—0.86%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.21%	01/01/34	7,000	7,000,000

Wisconsin—4.14%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP-FHLB of Chicago) (a)	0.18%	10/01/42	5,340	5,340,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds (a)	0.18%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	06/01/37	5,200	5,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.37%	07/01/14	1,070	1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.28%	08/15/34	2,010	2,010,000

				33,820,000

Wyoming—3.78%

Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	11/01/24	5,460	5,460,000

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(b)(d)	0.16%	01/01/18	12,300	12,300,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	11/01/24	13,060	13,060,000

				30,820,000

TOTAL INVESTMENTS(f)(g)—100.76% (Cost $822,536,287)				822,536,287

OTHER ASSETS LESS LIABILITIES—(0.76)%				(6,212,646)

NET ASSETS—100.00%				$816,323,641

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
Investment Abbreviations:

BAN	— Bond Anticipation Notes
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
Ctfs.	— Certificates
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
PUTTERs	— Putable Tax-Exempt Receipts
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
TAN	— Tax Anticipation Notes
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $43,485,000, which represented 5.33% of the Trust’s Net Assets.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 9.3%.

(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	18.4%

Bank of America, N.A.	8.1

PNC Bank, N.A.	7.8

Wells Fargo Bank, N.A.	7.4

Federal National Mortgage Association	5.5

U.S. Bank, N.A.	5.1

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
          Short-Term Investments Trust

D.	Other Risks — (continued)
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
      The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3		Total
Liquid Assets Portfolio	$—	$22,861,597,110	$		$22,861,597,110
STIC Prime Portfolio	—	3,273,166,309		—	3,273,166,309
Treasury Portfolio	—	16,425,102,077		—	16,425,102,077
Government & Agency Portfolio	—	6,978,423,816		—	6,978,423,816
Government TaxAdvantage Portfolio	—	465,395,948		—	465,395,948
Tax-Free Cash Reserve Portfolio	—	822,536,287		—	822,536,287
          Short-Term Investments Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust
By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.